Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Japan Fund - Fidelity Japan Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822